Warrants	12 Months Ended
Dec. 31, 2022
Warrants
Warrants
11.	Warrants

In connection with the issuance of ordinary shares (Note 12) in May 2021, the Company also issued warrants to the investors, which entitle the investors to purchase up to an aggregate of 4,047,620 ADS (representing 60,714,300 Class A ordinary Shares) at $16.38 per ADS (representing $1.09 Class A ordinary share). Also, the Company issued warrants to two placement agents, which entitle them to purchase up to an aggregate of 674,603 ADSs (representing 10,119,045 Class A ordinary shares) at $15.75 per ADS (representing $1.05 Class A ordinary share).

The warrants are accounted for as a liability and remeasured to fair value at the end of each reporting period utilizing the binomial option pricing model, which involves significant assumptions including the risk-free interest rate, the expected volatility, expected dividend yield and expected term, the Company classifies the valuation techniques that use these inputs as Level 3.

Fair Value at
	Fair Value at	June 23, 2022
	December 31, 2021	(remeasurement date)
Risk Free Rate	0.37%-0.81%	2.32%-2.63%
Volatility	131.47%-127.93%	126.66%-140.39%
Expected dividend yield	0%	0%
Expected term	2.3 years-3 years	1.9 years-2.1 years

On June 23, 2022, the Company entered into separate warrant repurchase agreements with all warrant holders. The Company paid US$6.6 million (equivalent to RMB44.3 million, US$1.4 per ADS) to repurchase the outstanding warrants of 4,722,223 ADSs (representing 70,833,345 Class A ordinary shares), upon which the warrant liability was extinguished.

The Company recognized the change in fair value of the warrant liability in RMB190,178 and RMB24,598 for the years ended December 31, 2021 and 2022, respectively. The change in fair value of warrant liability was recognized in the consolidated statements of comprehensive income (loss) in respective periods.

Movement of warrant liability is as follows:

	For the years ended December 31,
	2021	2022
Beginning balance	—	66,347
Issuance of warrant	258,782	—
Change in fair value of warrant liability	(190,178)	(24,598)
Repurchase of warrant liability	—	(44,282)
Foreign currency translation adjustment	(2,257)	2,533
Ending balance	66,347	—